Share Capital (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity [Abstract]
Common Stock, Shares Authorized, Unlimited	Unlimited
Common Stock, No Par Value	$ 0	$ 0